UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
J. Thomas Futrell 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: May 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.
Attached hereto.

YAO | Claymore/AlphaShares China All-Cap ETF
Portfolio of Investments
May 31, 2010 (unaudited)

	Number of Shares	Description	Value
		Common Stocks - 98.9%
		Consumer Discretionary - 5.6%
	91,000	Anta Sports Products Ltd.	$ 155,213
	192,000	AviChina Industry & Technology Co. (a)	60,170
	400,000	Brilliance China Automotive Holdings Ltd. (a)	127,409
	402,000	China Dongxiang Group Co.	265,386
	358,000	China Travel International Investment	74,948
	17,809	Ctrip.com International Ltd., ADR (a)	701,496
	612,000	Denway Motors Ltd.	243,670
	372,000	Dongfeng Motor Group Co. Ltd.	434,305
	10,552	Focus Media Holding Ltd., ADR (a)	165,561
	65,000	Golden Eagle Retail Group Ltd.	126,561
	3,014	Home Inns & Hotels Management, Inc., ADR (a)	114,803
	95,500	Li Ning Co. Ltd.	326,267
	70,000	Minth Group Ltd.	91,883
	4,926	New Oriental Education & Technology Group, ADR (a)	451,566
	171,500	Parkson Retail Group Ltd.	266,966
	45,000	Ports Design Ltd.	107,964
			3,714,168
		Consumer Staples - 5.4%
	312,000	Chaoda Modern Agriculture Holdings Ltd.	302,946
	217,000	China Agri-Industries Holdings Ltd.	246,377
	98,000	China Foods Ltd.	67,087
	202,000	China Mengniu Dairy Co. Ltd.	581,149
	150,000	China Resources Enterprise Ltd.	513,425
	124,000	China Yurun Food Group Ltd.	331,263
	228,000	Tingyi Cayman Islands Holding Corp.	503,091
	38,000	Tsingtao Brewery Co. Ltd.	182,046
	128,000	Uni-President China Holdings Ltd.	69,869
	845,000	Want Want China Holdings Ltd.	638,149
	75,000	Wumart Stores, Inc.	142,372
			3,577,774
		Energy - 17.3%
	537,000	China Coal Energy Co.	735,224
	198,000	China Oilfield Services Ltd.	247,947
	2,196,000	China Petroleum & Chemical Corp.	1,757,150
	373,000	China Shenhua Energy Co. Ltd.	1,497,088
	2,077,000	CNOOC Ltd.	3,291,850
	282,000	Kunlun Energy Co. Ltd.	383,922
	2,756,000	PetroChina Co. Ltd.	3,005,213
	254,000	Yanzhou Coal Mining Co. Ltd.	598,303
			11,516,697
		Financials - 31.8%
	186,000	Agile Property Holdings Ltd.	196,608
	6,622,000	Bank of China Ltd.	3,308,470
	706,000	Bank of Communications Co. Ltd.	748,078
	140,000	Beijing Capital Land Ltd.	42,435
	858,000	China Citic Bank Corp. Ltd.	508,015
	4,111,000	China Construction Bank Corp.	3,310,575
	92,000	China Everbright Ltd.	202,765
	707,000	China Life Insurance Co. Ltd.	3,110,057
	511,500	China Merchants Bank Co. Ltd.	1,225,874
	496,000	China Overseas Land & Investment Ltd.	983,597
	216,000	China Resources Land Ltd.	405,592
	86,400	China Taiping Insurance Holdings Co. Ltd.	279,087
	751,000	Country Garden Holdings Co.	216,061
	5,982	E-House China Holdings Ltd., ADS	87,158
	364,000	Franshion Properties China Ltd.	108,930
	83,000	Greentown China Holdings Ltd.	90,932
	133,600	Guangzhou R&F Properties Co. Ltd.	172,964
	4,318,000	Industrial & Commercial Bank of China	3,194,431
	143,500	KWG Property Holding Ltd.	82,569
	234,000	PICC Property & Casualty Co. Ltd. (a)	216,390
	172,500	Ping An Insurance Group Co. of China Ltd.	1,415,723
	90,000	Poly Hong Kong Investments Ltd.	90,278
	582,000	Renhe Commercial Holdings Co. Ltd.	127,075
	244,000	Shenzhen Investment Ltd.	71,765
	186,000	Shimao Property Holdings Ltd.	274,248
	490,500	Sino-Ocean Land Holdings Ltd.	365,389
	244,000	Soho China Ltd.	130,368
	77,000	Yanlord Land Group Ltd. (Singapore)	91,647
	500,000	Yuexiu Property Co. Ltd.	110,455
			21,167,536
		Health Care - 1.0%
	6,913	Mindray Medical International Ltd., ADR	205,593
	56,000	Shandong Weigao Group Medical Polymer Co. Ltd.	214,335
	316,000	Sino Biopharmaceutical	129,063
	8,065	WuXi PharmaTech Cayman, Inc., ADR (a)	144,283
			693,274
		Industrials - 10.0%
	286,000	Air China Ltd.	287,618
	248,000	Beijing Capital International Airport Co. Ltd.	136,009
	61,000	Beijing Enterprises Holdings Ltd.	386,247
	581,000	China Communications Construction Co. Ltd.	498,472
	337,500	China COSCO Holdings Co. Ltd.	377,555
	458,000	China Eastern Airlines Corp. Ltd. (a)	191,766
	211,000	China Everbright International Ltd.	82,926
	120,000	China High Speed Transmission Equipment Group Co. Ltd.	277,423
	146,000	China Merchants Holdings International Co. Ltd.	450,979
	171,000	China National Materials Co. Ltd.	98,612
	250,500	China Railway Construction Corp. Ltd. (a)	289,882
	500,000	China Railway Group Ltd. (a)	333,293
	492,000	China Shipping Container Lines Co. Ltd.	173,143
	170,000	China Shipping Development Co. Ltd.	232,316
	215,000	China South Locomotive and Rolling Stock Corp.	146,353
	328,000	China Southern Airlines Co. Ltd. (a)	142,811
	203,000	Citic Pacific Ltd.	372,317
	142,000	COSCO Pacific Ltd.	174,173
	44,400	Dongfang Electric Corp. Ltd.	137,717
	188,000	Guangshen Railway Co. Ltd.	65,436
	92,000	Harbin Power Equipment Co. Ltd.	66,998
	158,000	Jiangsu Expressway Co. Ltd.	142,457
	175,000	Lonking Holdings Ltd.	108,561
	390,000	Shanghai Electric Group Co. Ltd.	180,826
	65,000	Shanghai Industrial Holdings Ltd.	262,974
	1,222,500	Shenzhen International Holdings Ltd.	77,722
	167,500	Sinotrans Shipping Ltd.	68,197
	112,000	Sinotruk Hong Kong Ltd.	88,899
	16,088	Suntech Power Holdings Co. Ltd., ADR (a)	162,489
	27,000	Weichai Power Co Ltd.	199,398
	192,000	Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	172,418
	190,000	Zhejiang Expressway Co. Ltd.	174,725
	61,000	Zhuzhou CSR Times Electric Co. Ltd.	120,810
			6,681,522
		Information Technology - 12.3%
	80,000	AAC Acoustic Technologies Holdings, Inc.	115,079
	168,000	Alibaba.com Ltd.	333,154
	4,281	AsiaInfo Holdings, Inc. (a)	91,742
	34,120	Baidu, Inc., ADR (a)	2,497,925
	49,000	Byd Co. Ltd.	402,777
	102,500	BYD Electronic International Co. Ltd.	63,454
	66,000	Comba Telecom Systems Holdings Ltd.	78,834
	65,000	Digital China Holdings Ltd.	100,848
	12,511	Giant Interactive Group, Inc., ADR	88,703
	104,000	Ju Teng International Holdings Ltd.	80,545
	77,000	Kingboard Chemical Holdings Ltd.	360,971
	524,000	Lenovo Group Ltd.	319,005
	16,921	Netease.com, ADR (a)	513,722
	2,149,000	Semiconductor Manufacturing International Corp. (a)	184,927
	4,541	Shanda Interactive Entertainment Ltd., ADR (a)	186,226
	7,713	Sina Corp. (a)	288,235
	3,854	Sohu.com, Inc. (a)	170,347
	102,200	Tencent Holdings Ltd.	1,971,556
	140,000	TPV Technology Ltd.	84,152
	89,000	Travelsky Technology Ltd.	62,184
	68,700	ZTE Corp.	227,649
			8,222,035
		Materials - 5.8%
	516,000	Aluminum Corp. of China Ltd.	443,368
	138,000	Angang Steel Co. Ltd.	201,347
	116,000	Anhui Conch Cement Co. Ltd.	377,680
	152,500	BBMG Corp.	144,549
	238,000	China BlueChemical Ltd.	145,809
	176,000	China Molybdenum Co. Ltd.	114,380
	156,000	China National Building Material Co. Ltd.	249,650
	251,000	China Shanshui Cement Group Ltd.	122,503
	184,400	China Zhongwang Holdings Ltd.	134,286
	127,000	Hidili Industry International Development Ltd.	115,322
	222,000	Hunan Non-Ferrous Metal Corp Ltd.	76,129
	183,000	Jiangxi Copper Co. Ltd.	370,421
	222,000	Lee & Man Paper Manufacturing Ltd.	169,367
	228,000	Maanshan Iron & Steel	111,277
	188,000	Nine Dragons Paper Holdings Ltd.	282,992
	500,000	Shougang Concord International Enterprises Co. Ltd.	76,420
	230,000	Sinofert Holdings Ltd.	106,345
	306,000	Sinopec Shanghai Petrochemical Co. Ltd.	116,726
	62,500	Zhaojin Mining Industry Co. Ltd.	127,794
	526,000	Zijin Mining Group Co. Ltd.	389,807
			3,876,172
		Telecommunication Services - 8.2%
	264,000	China Communications Services Corp. Ltd.	117,319
	384,000	China Mobile Ltd.	3,605,263
	1,818,000	China Telecom Corp. Ltd.	842,926
	716,000	China Unicom Hong Kong Ltd.	872,705
			5,438,213
		Utilities - 1.5%
	214,000	China Resources Power Holdings Co. Ltd.	434,269
	438,000	Datang International Power Generation Co. Ltd.	177,204
	320,000	Guangdong Investment Ltd.	151,658
	400,000	Huaneng Power International, Inc.	235,296
			998,427
		Total Investments - 98.9%
		(Cost $71,107,438)	65,885,818
		Other Assets in excess of Liabilities - 1.1%	763,161
		Net Assets - 100.0%	$ 66,648,979

ADR - American Depositary Receipt
ADS - American Depositary Share

(a)	Non-income producing security.

		Country Allocation*
		China	99.6%
		Singapore	0.4%

		*As a percentage of total investments. Subject to change daily.

	See previously submitted notes to financial statements for the period ended February 28, 2010.

At May 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes		Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 71,107,438		$ 2,553,509	$ (7,775,129)	$ (5,221,620)

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$ 65,886	$ -	$ -	$ 65,886
Total	$ 65,886	$ -	$ -	$ 65,886

EEN | Claymore/BNY Mellon EW Euro-Pacific LDRs ETF
Portfolio of Investments
May 31, 2010 (unaudited)

Number of Shares		Description	Value
		Common Stocks - 99.2%
		Australia - 3.4%
	6,730	Alumina Ltd., ADR	$ 37,823
	515	BHP Billiton Ltd., ADR	33,393
	2,215	Sims Metal Management Ltd., ADR	37,434
	327	Westpac Banking Corp., ADR	32,121
			140,771
		Belgium - 1.9%
	803	Anheuser-Busch InBev NV, ADR	38,472
	499	Delhaize Group SA, ADR	39,087
			77,559
		Cayman Islands - 1.0%
	9,061	Melco Crown Entertainment Ltd., ADR (a)	38,872

		Denmark - 1.7%
	533	Novo Nordisk A/S, ADR	40,945
	3,773	Torm A/S, ADR (a)	29,505
			70,450
		Finland - 0.7%
	2,790	Nokia OYJ, ADR	28,235

		France - 4.6%
	11,710	Alcatel-Lucent, ADR	30,095
	1,474	Cie Generale de Geophysique-Veritas, ADR (a)	33,298
	1,653	France Telecom SA, ADR	31,556
	1,058	Sanofi-Aventis SA, ADR	31,645
	689	Total SA, ADR	32,128
	1,236	Veolia Environnement, ADR	31,765
			190,487
		Germany - 6.2%
	1,166	Aixtron AG, ADR	31,400
	882	Daimler AG	43,386
	565	Deutsche Bank AG	33,657
	2,990	Deutsche Telekom AG, ADR	33,458
	751	Fresenius Medical Care AG & Co. KGaA, ADR	37,257
	885	SAP AG, ADR	37,550
	440	Siemens AG, ADR	39,393
			256,101
		Greece - 2.0%
	1,471	Coca Cola Hellenic Bottling Co. SA, ADR	32,215
	6,247	Hellenic Telecommunications Organization SA, ADR	26,487
	9,531	National Bank of Greece SA, ADR	23,351
			82,053
		Ireland - 4.5%
	1,666	CRH PLC, ADR	37,752
	5,432	Elan Corp. PLC, ADR (a)	31,180
	6,292	Governor & Co. of the Bank of Ireland (The), ADR	32,089
	1,671	ICON PLC, ADR (a)	46,487
	1,505	Ryanair Holdings PLC, ADR (a)	35,428
			182,936
		Israel - 2.5%
	1,234	NICE Systems Ltd., ADR (a)	36,798
	1,781	Partner Communications Co. Ltd., ADR	31,737
	656	Teva Pharmaceutical Industries Ltd., ADR	35,962
			104,497
		Italy - 2.4%
	829	ENI SpA, ADR	31,129
	1,550	Luxottica Group SpA, ADR	36,781
	2,731	Telecom Italia SpA, ADR	32,308
			100,218
		Japan - 16.8%
	1,674	Advantest Corp., ADR	37,163
	897	Canon, Inc., ADR	36,669
	1,119	Hitachi Ltd., ADR	45,219
	1,121	Honda Motor Co. Ltd., ADR	34,067
	2,101	Konami Corp., ADR	34,603
	871	Kubota Corp., ADR	35,450
	418	Kyocera Corp., ADR	36,500
	1,240	Makita Corp., ADR	33,802
	7,906	Mitsubishi UFJ Financial Group, Inc., ADR	38,265
	117	Mitsui & Co. Ltd., ADR	33,812
	9,645	Mizuho Financial Group, Inc., ADR	34,433
	1,592	Nidec Corp., ADR	36,107
	1,869	Nippon Telegraph & Telephone Corp., ADR	38,277
	5,624	Nomura Holdings, Inc., ADR	34,700
	2,627	NTT DoCoMo, Inc., ADR	39,274
	2,759	Panasonic Corp., ADR	35,205
	1,059	Sony Corp., ADR	32,596
	529	Toyota Motor Corp., ADR	38,268
	653	Wacoal Holdings Corp., ADR	37,032
			691,442
		Jersey - 3.0%
	531	Randgold Resources Ltd., ADR	46,436
	610	Shire PLC, ADR	37,338
	830	WPP PLC, ADR	38,993
			122,767
		Luxembourg - 2.3%
	2,189	Acergy SA, ADR	33,076
	962	ArcelorMittal	29,168
	911	Tenaris SA, ADR	33,816
			96,060
		Netherlands - 9.4%
	6,022	Aegon NV	34,325
	1,565	ASM International NV (a)	32,270
	1,172	ASML Holding NV	33,121
	1,532	CNH Global NV	39,311
	1,941	Crucell NV, ADR (a)	34,259
	4,004	ING Groep NV, ADR	31,712
	1,173	James Hardie Industries SE, ADR (a)	36,240
	1,233	Koninklijke Philips Electronics NV	36,768
	1,737	Reed Elsevier NV, ADR	36,321
	4,359	STMicroelectronics NV	33,739
	1,321	Unilever NV	36,076
			384,142
		New Zealand - 0.8%
	5,115	Telecom Corp. of New Zealand Ltd., ADR	32,634

		Norway - 0.9%
	1,745	Statoil ASA, ADR	35,074

		Papua New Guinea - 1.2%
	1,511	Lihir Gold Ltd., ADR	50,528

		Portugal - 0.9%
	3,667	Portugal Telecom SGPS SA, ADR	37,000

		Spain - 3.0%
	2,781	Banco Bilbao Vizcaya Argentaria SA, ADR	28,922
	2,852	Banco Santander SA, ADR	28,948
	1,658	Repsol YPF SA, ADR	34,022
	550	Telefonica SA, ADR	31,553
			123,445
		Sweden - 0.9%
	3,756	Telefonaktiebolaget LM Ericsson, ADR	37,710

		Switzerland - 4.9%
	1,936	ABB Ltd., ADR	32,931
	814	Credit Suisse Group AG, ADR	31,494
	2,461	Logitech International SA (a)	34,922
	739	Novartis AG, ADR	33,262
	725	Syngenta AG, ADR	31,958
	2,696	UBS AG	35,938
			200,505
		United Kingdom - 24.2%
	3,920	ARM Holdings PLC, ADR	42,101
	926	AstraZeneca PLC, ADR	39,123
	3,367	Aviva PLC, ADR	31,683
	1,931	Barclays PLC, ADR	34,024
	606	BHP Billiton PLC, ADR	33,263
	714	BP PLC, ADR	30,666
	598	British American Tobacco PLC, ADR	35,013
	2,190	BT Group PLC, ADR	40,208
	1,031	Carnival PLC, ADR	39,137
	611	Diageo PLC, ADR	37,442
	895	Ensco PLC, ADR	33,473
	1,076	GlaxoSmithKline PLC, ADR	36,003
	774	HSBC Holdings PLC, ADR	35,109
	2,690	Intercontinental Hotels Group PLC, ADR	42,448
	11,801	Lloyds Banking Group PLC, ADR	38,825
	811	National Grid PLC, ADR	32,878
	2,687	Pearson PLC, ADR	36,973
	2,442	Prudential PLC, ADR	38,120
	1,316	Reed Elsevier PLC, ADR	36,835
	721	Rio Tinto PLC, ADR	33,238
	3,261	Royal Bank of Scotland Group PLC, ADR	43,697
	702	Royal Dutch Shell PLC - Class A, ADR	36,785
	730	Royal Dutch Shell PLC - Class B, ADR	36,967
	789	Smith & Nephew PLC, ADR	35,631
	3,025	Tomkins PLC, ADR	42,350
	1,358	Unilever PLC, ADR	36,720
	1,774	Vodafone Group PLC, ADR	35,657
			994,369
		Total Investments - 99.2%
		(Cost $3,577,833)	4,077,855
		Other Assets in excess of Liabilities - 0.8%	33,957
		Net Assets - 100.0%	4,111,812

ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Limited Liability Stock Company
ASA	Stock Company
KGaA	Limited Partnership
NV	Legal Entity
OYJ	Public Traded Company
PLC	Public Limited Company
SA	Corporation
SE	Stock Corporation
SGPS	Holding Enterprise
SpA	Limited Share Corporation

(a)	Non-income producing security

	Summary of Investments by Sector Classification
	Sector*		% of Total Investments
	Financials		15.7%
	Information Technology		13.9%
	Consumer Discretionary		12.9%
	Health Care		10.8%
	Telecommunication Services		10.1%
	Materials		10.0%
	Energy		9.8%
	Industrials		9.0%
	Consumer Staples		6.2%
	Utilities		1.6%

	* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2010.

At May 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes		Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 3,578,792		$ 700,227	$ (201,164)	$ 499,063

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks:	$ 4,078	$ -	$ -	$ 4,078
Total	$ 4,078	$ -	$ -	$ 4,078

CQQQ | Claymore China Technology ETF
Portfolio of Investments
May 31, 2010 (unaudited)

	Number of Shares	Description	Value
		Common Stocks - 99.7%
		China - 99.7%
	360,000	AAC Acoustic Technologies Holdings, Inc.	$ 517,856
	470,000	Alibaba.com Ltd.	932,038
	17,989	AsiaInfo Holdings, Inc. (a)	385,504
	32,849	Baidu, Inc., ADR (a)	2,404,875
	151,000	BYD Co. Ltd.	1,241,210
	424,000	BYD Electronic International Co. Ltd.	262,483
	934,000	China Aerospace International Holdings Ltd.	103,165
	20,797	China Digital TV Holding Co. Ltd., ADR (a)	122,702
	5,295,000	China Public Healthcare Holding Ltd. (a)	129,214
	276,000	Comba Telecom Systems Holdings Ltd.	329,671
	272,000	Digital China Holdings Ltd.	422,012
	52,566	Giant Interactive Group, Inc., ADR	372,693
	1,059,000	Hi Sun Technology China Ltd. (a)	554,938
	1,180,000	Inspur International Ltd.	95,480
	450,000	Ju Teng International Holdings Ltd.	348,512
	178,500	Kingboard Chemical Holdings Ltd.	836,796
	419,000	Kingboard Laminates Holdings Ltd.	372,399
	776,000	Kingdee International Software Group Co. Ltd.	266,110
	288,000	Kingsoft Corp. Ltd.	161,645
	1,358,000	Lenovo Group Ltd.	826,735
	526,000	Meadville Holdings Ltd. (b)	108,295
	14,450,000	Nan Hai Corp. Ltd. (a)	120,634
	37,916	NetEase.com, Inc., ADR (a)	1,151,130
	9,079,000	Semiconductor Manufacturing International Corp. (a)	781,270
	16,130	Shanda Interactive Entertainment Ltd., ADR (a)	661,491
	21,352	Sina Corp. (a)	797,924
	12,973	Sohu.com, Inc. (a)	573,407
	1,346,000	Solomon Systech International Ltd.	108,912
	103,900	Tencent Holdings Ltd.	2,004,351
	582,000	TPV Technology Ltd.	349,830
	379,000	Travelsky Technology Ltd.	264,805
	234,000	Wasion Group Holdings Ltd.	153,577
	234,700	ZTE Corp.	777,716
		Total Investments - 99.7%	18,539,380
		(Cost $20,368,375)
		Other Assets in excess of Liabilities - 0.3%	57,221
		Net Assets - 100.0%	$ 18,596,601

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	Security is valued in accordance with Fair Valuation procedures established
	in good faith by the Board of Trustees. The total market value of such securities is
	$108,295 which represents 0.6% of net assets.

		Summary of Investments by Sector Classification
	Sector*		% of Total Investments
	Information Technology		100.0%
	* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

	See previously submitted notes to financial statements for the period ended February 28, 2010.

At May 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 20,368,375	$ 870,721	$ (2,699,716)	$ (1,828,995)

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$ 18,431	$ 108	$ -	$ 18,539
Total	$ 18,431	$ 108	$ -	$ 18,539

TAN | Claymore/MAC Global Solar Energy Index ETF
Portfolio of Investments
May 31, 2010 (unaudited)

Number of Shares		Description	Value
		Common Stock - 99.8%
		British Virgin Islands - 3.3%
	722,864	Renesola Ltd., ADR (a)	$ 4,460,071

		Canada - 2.4%
	253,511	Canadian Solar, Inc. (a)	3,282,967

		China - 26.2%
	484,283	China Sunergy Co. Ltd., ADR (a)	1,854,804
	1,145,801	JA Solar Holdings Co. Ltd., ADR (a)	5,580,051
	628,702	LDK Solar Co. Ltd., ADR (a)	3,816,221
	400,432	Solarfun Power Holdings Co. Ltd., ADR (a)	2,987,223
	10,321,000	Solargiga Energy Holdings Ltd.	1,829,318
	682,457	Suntech Power Holdings Co. Ltd., ADR (a)	6,892,816
	377,723	Trina Solar Ltd., ADR (a)	6,610,152
	627,454	Yingli Green Energy Holding Co. Ltd., ADR (a)	5,747,479
			35,318,064
		Germany - 25.0%
	102,125	Centrotherm Photovoltaics AG (a)	3,310,844
	2,886,541	Conergy AG	2,669,655
	37,388	Manz Automation AG (a)	2,151,030
	86,837	Phoenix Solar AG	2,911,589
	574,037	Q-Cells SE (a)	3,471,414
	127,530	Roth & Rau AG (a)	3,308,042
	63,738	SMA Solar Technology AG	6,480,450
	125,923	Solar Millennium AG (a)	2,495,382
	554,311	SolarWorld AG	5,870,318
	208,476	Solon SE (a)	1,028,329
			33,697,053
		Norway - 4.6%
	2,507,526	Renewable Energy Corp. ASA (a)	6,160,931

		Spain - 1.1%
	721,706	Solaria Energia y Medio Ambiente SA (a)	1,450,655

		Switzerland - 5.1%
	313,847	Meyer Burger Technology AG (a)	6,927,980

		United Kingdom - 2.3%
	4,269,167	PV Crystalox Solar PLC	3,117,149

		United States - 29.8%
	518,452	Energy Conversion Devices, Inc. (a)	2,880,001
	2,693,221	Evergreen Solar, Inc. (a)	2,558,560
	139,553	First Solar, Inc. (a)	15,680,175
	759,512	GT Solar International, Inc. (a)	4,146,936
	660,311	MEMC Electronic Materials, Inc. (a)	7,494,530
	369,536	Sunpower Corp. - Class A (a)	4,888,961
	125,017	STR Holdings, Inc. (a)	2,651,611
			40,300,774

		Total Investments - 99.8%
		(Cost $199,290,848)	134,715,644
		Other Assets in excess of Liabilities - 0.2%	298,307
		Net Assets - 100.0%	$ 135,013,951

ADR	American Depositary Receipt
AG	Stock Corporation
ASA	Stock Company
PLC	Public Limited Company
SA	Corporation
SE	Stock Corporation

(a)	Non-income producing security.

		Summary of Investments by Sector Classification
	Sector*		% of Total Investments
	Industrials		83.3%
	Information Technology		14.7%
	Materials		2.0%
	* Subject to change daily. Securities are classified by sectors that represent broad
	groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2010.

At May 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 199,427,084	$ 14,607,396	$(79,318,836)	$ (64,711,440)

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$134,716	$-	$-	$134,716
Total	$134,716	$-	$-	$134,716

FAA | Claymore/NYSE Arca Airline ETF
Portfolio of Investments
May 31, 2010 (unaudited)

Number of Shares	Description	Value

	Common Stocks - 100.1%
	Australia - 1.6%
288,701	Qantas Airways Ltd.	$ 599,593

	Brazil - 1.5%
43,397	Tam SA, ADR	585,426

	Canada - 1.4%
48,962	Westjet Airlines Ltd. (a)	552,662

	China - 1.5%
301,000	Cathay Pacific Airways Ltd.	580,664

	France - 1.6%
51,083	Air France-KLM	623,505

	Germany - 4.5%
131,289	Deutsche Lufthansa AG	1,753,367

	Ireland - 1.6%
149,271	Ryanair Holdings PLC (a)	605,602

	Japan - 4.3%
559,000	All Nippon Airways Co. Ltd.	1,671,959

	Singapore - 4.5%
170,000	Singapore Airlines Ltd.	1,720,476

	South Korea - 1.6%
9,995	Korean Air Lines Co. Ltd.	599,876

	Spain - 1.6%
218,814	Iberia Lineas Aereas de Espana SA	613,595

	Sweden - 1.6%
5,608,894	SAS AB (a)	600,539

	United Kingdom - 3.1%
210,356	British Airways PLC	611,936
103,492	easyJet PLC (a)	600,032
		1,211,968
	United States - 69.7%
249,299	AirTran Holdings, Inc. (a)	1,406,046
28,918	Alaska Air Group, Inc. (a)	1,350,471
186,101	AMR Corp. (a)	1,427,395
66,705	Continental Airlines, Inc. - Class B (a)	1,407,475
403,237	Delta Air Lines, Inc. (a)	5,475,958
225,596	JetBlue Airways Corp. (a)	1,398,695
89,299	Skywest, Inc.	1,309,570
458,947	Southwest Airlines Co.	5,709,301
294,346	UAL Corp. (a)	5,889,863
170,136	US Airways Group, Inc. (a)	1,502,301
		26,877,075

	Total Investments - 100.1%
	(Cost - $36,230,188)	38,596,307
	Liabilities in excess of Other Assets - (0.1%)	(51,756)
	Net Assets - 100.0%	$ 38,544,551
AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
PLC - Public Limited Company
SA - Corporation

(a) Non-income producing security.

	Summary of Investments by Sector Classification
Sector*		% of Total Investments
Industrials		100.0%
* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2010.

At May 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of .Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 36,394,528	$ 3,562,434	$ (1,360,655)	$ 2,201,779

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$ 38,596	$ -	$ -	$ 38,596
Total	$ 38,596	$ -	$ -	$ 38,596

CGW I Claymore S&P Global Water Index ETF
Portfolio of Investments
May 31, 2010 (unaudited)

Number of Shares	Description	Value
	Common Stock - 99.3%
	Austria - 2.1%
65,470	Andritz AG	$ 3,633,046
32,281	BWT AG	775,447
		4,408,493
	Brazil - 2.8%
159,780	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	6,042,880

	China - 2.9%
2,403,000	China Everbright International Ltd. (Hong Kong)	944,417
88,414	Duoyuan Global Water, Inc., ADR (a)	1,811,603
7,346,000	Guangdong Investment Ltd. (Hong Kong)	3,481,494
		6,237,514
	Finland - 1.9%
235,110	Kemira OYJ	2,607,885
99,930	Uponor OYJ	1,412,201
		4,020,086
	France - 7.3%
427,697	Suez Environnement Co.	7,447,097
318,454	Veolia Environnement	8,248,699
		15,695,796
	Italy - 1.9%
143,844	ACEA SpA (a)	1,395,104
736,562	Hera SpA	1,390,595
275,980	Interpump Group SpA (a)	1,351,940
		4,137,639
	Japan - 6.1%
604,000	Ebara Corp. (a)	2,656,697
361,000	Kurita Water Industries Ltd.	9,412,041
75,000	Nihon Nohyaku Co. Ltd.	374,423
86,000	Organo Corp.	589,157
		13,032,318
	Netherland - 1.0%
176,828	Wavin NV (a)	2,140,433

	Singapore - 1.5%
1,111,000	Hyflux Ltd.	2,232,927
1,716,000	Sound Global Ltd. (a)	953,945
		3,186,872
	Spain - 1.6%
89,426	Fomento de Construcciones y Contratas SA	2,206,617
47,874	Sociedad General de Aguas de Barcelona SA - Class A (b)	1,180,717
		3,387,334
	Switzerland - 9.3%
132,028	Geberit AG	20,053,153

	United Kingdom - 20.4%
654,921	Halma PLC	2,354,036
1,118,199	Northumbrian Water Group PLC	4,486,474
1,063,195	Pennon Group PLC	8,070,404
724,406	Severn Trent PLC	12,547,635
2,078,774	United Utilities Group PLC	16,215,180
		43,673,729
	United States - 40.5%
53,234	American States Water Co.	1,829,653
218,488	American Water Works Co., Inc.	4,444,046
424,293	Aqua America, Inc.	7,403,913
88,962	Arch Chemicals, Inc.	3,047,838
26,756	Badger Meter, Inc.	1,058,735
92,563	Calgon Carbon Corp. (a)	1,376,412
64,276	California Water Service Group	2,303,009
141,583	Danaher Corp.	11,238,858
37,205	Franklin Electric Co., Inc.	1,084,898
139,326	IDEX Corp.	4,255,016
120,448	Insituform Technologies, Inc. - Class A (a)	2,464,366
68,055	Itron, Inc. (a)	4,536,546
209,728	ITT Corp.	10,125,668
62,063	Layne Christensen Co. (a)	1,552,196
536,744	Mueller Water Products, Inc. - Class A	2,324,101
484,821	Nalco Holding Co.	10,986,044
165,908	Pentair, Inc.	5,700,599
39,305	SJW Corp.	950,395
184,549	Tetra Tech, Inc. (a)	4,182,803
35,018	Valmont Industries, Inc.	2,774,126
99,852	Watts Water Technologies, Inc. - Class A	3,235,205
		86,874,427

	Total Common Stock - 99.3%
	(Cost $248,960,063)	212,890,674

	Exchange Traded Funds - 0.2%
	United States - 0.2%
26,400	PowerShares Global Water Portfolio
	(Cost $429,632)	437,448

	Total Investments - 99.5%
	(Cost $249,389,695)	213,328,122
	Other Assets in excess of Liabilities - 0.5%	1,165,668
	Net Assets - 100.0%	$ 214,493,790

ADR - American Depositary Receipt
AG - Stock Corporation
NV - Publicly Traded Company
OYJ - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SpA - Limited Share Company

(a)	Non-income producing security.
(b)	Securities are valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees.
The total market value of such securities is $1,180,717 which represents 0.6% of net assets.

Sector*	% of Total Investments
Industrials	45.5%
Utilities	42.5%
Materials	8.6%
Information Technology	3.2%
Exchange Traded Funds	0.2%

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2010.

At May 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 251,193,179	$ 4,026,041	$ (41,891,084)	$ (37,865,043)

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks
Industrials	$96,983	$-	$-	$96,983
Information Technology	6,891	-	-	6,891
Materials	18,393	-	-	18,393
Utilities	89,443	1,181	-	90,624
Exchange Traded Funds	437	-	-	437
Total	$212,147	$1,181	$-	$213,328

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/J. Thomas Futrell
J. Thomas Futrell
Chief Executive Officer

Date:	July 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/J. Thomas Futrell
J. Thomas Futrell
Chief Executive Officer

Date:	July 26, 2010

By:	/s/Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	July 26, 2010